Expense Example, No Redemption - Class ACIS - DWS Managed Municipal Bond Fund	Oct. 01, 2020 USD ($)
Class A
Expense Example, No Redemption:
1 Year	$ 350
3 Years	511
5 Years	686
10 Years	1,191
Class C
Expense Example, No Redemption:
1 Year	158
3 Years	490
5 Years	845
10 Years	1,845
INST Class
Expense Example, No Redemption:
1 Year	56
3 Years	176
5 Years	307
10 Years	689
Class S
Expense Example, No Redemption:
1 Year	56
3 Years	191
5 Years	339
10 Years	$ 768